Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Shares from Warrants

A summary of the potentially dilutive securities that were excluded from diluted net loss per share each year because their effect would be antidilutive are presented as follows:

	December 31,
	2024	2023	2022
Stock Options	34,417	46,591	33,328
Warrants (excluding pre-funded)	1,455,288	332,450	332,450
Convertible preferred shares	206,452	-	-
	1,696,157	379,041	365,778